Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Common Stocks - 98.0%
Aerospace & Defense - 1.7%
Boeing Co. (The) *	698	$133,667
Curtiss-Wright Corp.	559	83,939
General Dynamics Corp.	2,661	641,780
HEICO Corp.	625	95,963
HEICO Corp., Class A	3,641	461,788
Lockheed Martin Corp.	899	396,819
		1,813,956
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	615	63,443
United Parcel Service, Inc., Class B	5,652	1,212,128
		1,275,571
Automobiles - 4.2%
General Motors Co. *	1,037	45,358
Tesla, Inc. *	4,216	4,543,162
		4,588,520
Banks - 0.1%
Bank of America Corp.	3,560	146,743
Beverages - 1.2%
Brown-Forman Corp., Class B	5,545	371,626
Coca-Cola Europacific Partners PLC	999	48,561
PepsiCo, Inc.	5,442	910,882
		1,331,069
Biotechnology - 1.4%
AbbVie, Inc.	4,647	753,325
Amgen, Inc.	2,490	602,132
Biogen, Inc. *	311	65,496
Moderna, Inc. *	441	75,967
		1,496,920
Building Products - 0.1%
Builders FirstSource, Inc. *	745	48,082
Lennox International, Inc.	88	22,692
Owens Corning	312	28,548
		99,322
Capital Markets - 1.5%
Blackstone, Inc.	2,720	345,277
FactSet Research Systems, Inc.	340	147,611
Moody's Corp.	1,091	368,115
S&P Global, Inc.	1,762	722,737
Stifel Financial Corp.	197	13,376
		1,597,116
Chemicals - 0.9%
Ecolab, Inc.	4,957	875,208
Linde PLC	483	154,285
		1,029,493
Communications Equipment - 0.1%
Ciena Corp. *	1,961	118,895
Construction & Engineering - 0.0%†
MasTec, Inc. *	132	11,497

	Shares/ Principal	Fair Value

Consumer Finance - 0.8%
Ally Financial, Inc.	980	$42,610
American Express Co.	3,625	677,875
Discover Financial Services	900	99,171
		819,656
Diversified Consumer Services - 0.1%
Service Corp. International	1,291	84,974
Diversified Financial Services - 0.5%
Voya Financial, Inc.	8,541	566,695
Electric Utilities - 0.3%
Entergy Corp.	2,474	288,839
Electrical Equipment - 0.3%
Eaton Corp. PLC	2,308	350,262
Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd. *	3,482	64,591
Keysight Technologies, Inc. *	2,201	347,692
National Instruments Corp.	553	22,446
TE Connectivity Ltd.	2,213	289,859
Zebra Technologies Corp., Class A *	226	93,496
		818,084
Energy Equipment & Services - 0.2%
Halliburton Co.	460	17,420
Schlumberger NV	4,312	178,129
		195,549
Entertainment - 0.7%
Netflix, Inc. *	582	218,011
ROBLOX Corp., Class A *	2,012	93,035
Roku, Inc. *	775	97,084
Spotify Technology SA *	2,021	305,212
Zynga, Inc., Class A *	2,424	22,398
		735,740
Equity Real Estate Investment - 1.7%
American Tower Corp.	795	199,720
Crown Castle International Corp.	1,979	365,323
CubeSmart	1,054	54,839
Equinix, Inc.	195	144,616
Equity LifeStyle Properties, Inc.	1,050	80,304
Extra Space Storage, Inc.	2,025	416,340
Mid-America Apartment Communities, Inc.	455	95,300
Prologis, Inc.	2,889	466,516
		1,822,958
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,926	1,109,087
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	1,224	144,873
Align Technology, Inc. *	1,041	453,876
Boston Scientific Corp. *	8,336	369,201
Edwards Lifesciences Corp. *	3,310	389,653

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc. *	1,498	$819,496
Intuitive Surgical, Inc. *	343	103,476
Masimo Corp. *	340	49,484
Penumbra, Inc. *	424	94,183
		2,424,242
Health Care Providers & Services - 0.2%
McKesson Corp.	100	30,613
Molina Healthcare, Inc. *	415	138,440
		169,053
Health Care Technology - 0.1%
Teladoc Health, Inc. *	1,188	85,690
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc., Class A *	563	96,701
Booking Holdings, Inc. *	175	410,979
Choice Hotels International, Inc.	987	139,917
Domino's Pizza, Inc.	423	172,165
Expedia Group, Inc. *	1,108	216,802
Marriott International, Inc., Class A *	1,116	196,137
McDonald's Corp.	1,483	366,716
Texas Roadhouse, Inc.	969	81,135
Travel + Leisure Co.	9,792	567,349
Yum! Brands, Inc.	3,355	397,668
		2,645,569
Household Durables - 0.1%
Garmin Ltd.	515	61,084
Whirlpool Corp.	271	46,824
		107,908
Household Products - 1.1%
Colgate-Palmolive Co.	16,475	1,249,299
Independent Power and Renewable Electricity Producers - 0.0%†
Sunnova Energy International, Inc. *	722	16,649
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	658	128,034
Roper Technologies, Inc.	291	137,419
		265,453
Insurance - 0.0%†
MetLife, Inc.	529	37,178
Interactive Media & Services - 7.4%
Alphabet, Inc., Class A *	716	1,991,447
Alphabet, Inc., Class C *	1,185	3,309,693
Match Group, Inc. *	389	42,300
Meta Platforms, Inc., Class A *	11,890	2,643,860
Pinterest, Inc., Class A *	672	16,538
Snap, Inc., Class A *	1,194	42,972
		8,046,810
Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. *	1,715	5,590,815

	Shares/ Principal	Fair Value

Internet & Direct Marketing Retail (continued)
Coupang, Inc. *	1,262	$22,312
eBay, Inc.	3,485	199,551
Etsy, Inc. *	2,868	356,435
MercadoLibre, Inc. *	138	164,148
		6,333,261
IT Services - 7.1%
Accenture PLC, Class A	2,181	735,499
Automatic Data Processing, Inc.	2,274	517,426
Block, Inc. *	2,042	276,895
Cloudflare, Inc., Class A *	732	87,620
EPAM Systems, Inc. *	270	80,085
Fidelity National Information Services, Inc.	2,525	253,560
Gartner, Inc. *	798	237,373
Mastercard, Inc., Class A	4,640	1,658,243
MongoDB, Inc. *	152	67,426
PayPal Holdings, Inc. *	9,646	1,115,560
Snowflake, Inc., Class A *	353	80,883
Twilio, Inc., Class A *	133	21,920
Visa, Inc., Class A	11,723	2,599,810
		7,732,300
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	9,743	1,289,291
Bruker Corp.	2,290	147,247
Charles River Laboratories International, Inc. *	394	111,884
Danaher Corp.	1,248	366,076
Mettler-Toledo International, Inc. *	504	692,088
Syneos Health, Inc. *	6,282	508,528
Thermo Fisher Scientific, Inc.	598	353,209
West Pharmaceutical Services, Inc.	203	83,374
		3,551,697
Machinery - 0.7%
Caterpillar, Inc.	1,207	268,944
Illinois Tool Works, Inc.	2,614	547,371
		816,315
Media - 1.2%
Altice USA, Inc., Class A *	9,673	120,719
Charter Communications, Inc., Class A *	882	481,149
Comcast Corp., Class A	7,723	361,591
Fox Corp., Class A	9,205	363,137
		1,326,596
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	3,648	181,451
Reliance Steel & Aluminum Co.	797	146,130
		327,581
Multiline Retail - 0.6%
Target Corp.	2,830	600,583

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels - 0.6%
Devon Energy Corp.	725	$42,869
Diamondback Energy, Inc.	100	13,708
EOG Resources, Inc.	2,143	255,510
Exxon Mobil Corp.	1,376	113,644
Marathon Oil Corp.	8,085	203,015
Ovintiv, Inc.	232	12,544
		641,290
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,153	313,985
Pharmaceuticals - 1.8%
Eli Lilly and Co.	1,847	528,925
Johnson & Johnson	610	108,110
Merck & Co., Inc.	3,630	297,842
Zoetis, Inc.	5,620	1,059,876
		1,994,753
Professional Services - 0.1%
Equifax, Inc.	378	89,624
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	839	76,785
Zillow Group, Inc., Class A *	200	9,646
		86,431
Road & Rail - 0.9%
Landstar System, Inc.	3,402	513,124
Lyft, Inc., Class A *	358	13,747
Old Dominion Freight Line, Inc.	1,062	317,198
Union Pacific Corp.	379	103,547
		947,616
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. *	11,662	1,275,069
Applied Materials, Inc.	3,060	403,308
Broadcom, Inc.	1,555	979,152
Intel Corp.	6,988	346,325
KLA Corp.	1,683	616,079
Lam Research Corp.	730	392,455
Lattice Semiconductor Corp. *	700	42,665
MaxLinear, Inc. *	327	19,081
Monolithic Power Systems, Inc.	587	285,094
NVIDIA Corp.	12,190	3,326,163
NXP Semiconductors NV	1,590	294,277
QUALCOMM, Inc.	7,317	1,118,184
Silicon Laboratories, Inc. *	1,624	243,925
Teradyne, Inc.	1,267	149,798
Texas Instruments, Inc.	1,435	263,294
		9,754,869
Software - 17.4%
Adobe, Inc. *	3,589	1,635,220
Atlassian Corp. PLC, Class A *	915	268,855
Autodesk, Inc. *	1,083	232,141

	Shares/ Principal	Fair Value

Software (continued)
C3.ai, Inc., Class A *	1,143	$25,946
Cadence Design Systems, Inc. *	4,943	812,926
Coupa Software, Inc. *	618	62,807
Crowdstrike Holdings, Inc., Class A *	241	54,726
Datadog, Inc., Class A *	231	34,990
Dynatrace, Inc. *	2,152	101,359
Fortinet, Inc. *	1,139	389,242
HubSpot, Inc. *	584	277,365
Intuit, Inc.	2,434	1,170,365
Manhattan Associates, Inc. *	1,020	141,484
Microsoft Corp.	30,481	9,397,597
Palo Alto Networks, Inc. *	683	425,174
Paycom Software, Inc. *	864	299,272
Rapid7, Inc. *	450	50,058
RingCentral, Inc., Class A *	1,071	125,532
salesforce.com, Inc. *	2,759	585,791
ServiceNow, Inc. *	3,069	1,709,095
Trade Desk, Inc. (The), Class A *	1,591	110,177
Workday, Inc., Class A *	3,886	930,542
Zscaler, Inc. *	268	64,663
		18,905,327
Specialty Retail - 2.9%
American Eagle Outfitters, Inc.	790	13,272
Best Buy Co., Inc.	393	35,724
Dick's Sporting Goods, Inc.	648	64,813
Home Depot, Inc. (The)	6,844	2,048,614
Lowe's Cos., Inc.	3,462	699,982
Ross Stores, Inc.	1,359	122,935
TJX Cos., Inc. (The)	2,783	168,594
Ulta Beauty, Inc. *	59	23,495
		3,177,429
Technology Hardware, Storage & Peripherals - 11.9%
Apple, Inc.	66,582	11,625,883
Dell Technologies, Inc., Class C *	14,094	707,378
Hewlett Packard Enterprise Co.	1,224	20,453
HP, Inc.	13,812	501,376
Pure Storage, Inc., Class A *	278	9,816
Western Digital Corp. *	460	22,839
		12,887,745
Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc. *	554	202,337
NIKE, Inc., Class B	6,075	817,452
Ralph Lauren Corp.	638	72,375
Under Armour, Inc., Class A *	828	14,093
		1,106,257
Trading Companies & Distributors - 0.5%
SiteOne Landscape Supply, Inc. *	3,408	551,039
Total Common Stocks
(Cost - $76,829,824)		106,493,495

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Short-Term Investments - 1.8%
Money Market Funds - 1.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a) (Cost - $2,000,779)	2,000,779	$2,000,779
Total Investments - 99.8%
(Cost - $78,830,603)		$108,494,274
Other Assets Less Liabilities - Net 0.2%		194,654
Total Net Assets - 100.0%		$108,688,928

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	7	6/17/2022	$2,081,625	$175,689